Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits, beginning balance	$ 8.4	$ 3.3	$ 6.4
Additions based on tax positions related to current year	0.1
Additions for tax positions of prior years	8.9	6.0	0.5
Reductions for tax positions of prior years	(1.7)	(0.9)	(0.4)
Settlements			(3.2)
Unrecognized tax benefits, ending balance	$ 15.7	$ 8.4	$ 3.3